Shareholders' equity - Subordinated notes - Tabular disclosure - Paid coupons (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)
Disclosure of detailed information about borrowings [line items]
Remuneration of subordinated notes	€ 276		€ 280		€ 282
Subordinated debt, 4.25 percent, issued February 2014 [member]
Disclosure of detailed information about borrowings [line items]
Remuneration of subordinated notes	46		42		42
Subordinated debt, 5.25 percent, issued February 2014 [member]
Disclosure of detailed information about borrowings [line items]
Remuneration of subordinated notes	52		52		52
Subordinated debt, 5.875 percent, issued February 2014 [member]
Disclosure of detailed information about borrowings [line items]
Remuneration of subordinated notes	44	£ 38	44	£ 38	45	£ 38
Subordinated debt, 4 percent, issued October 2014 [member]
Disclosure of detailed information about borrowings [line items]
Remuneration of subordinated notes	31		40		40
Subordinated debt, 5 percent, issued October 2014 [member]
Disclosure of detailed information about borrowings [line items]
Remuneration of subordinated notes	63		63		63
Subordinated debt, 5.75 percent, issued October 2014 [member]
Disclosure of detailed information about borrowings [line items]
Remuneration of subordinated notes	€ 39	£ 35	€ 39	£ 35	€ 40	£ 35